Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net loss	$ (13,227,828)	$ (5,270,281)	$ (7,456,274)	$ (7,536,540)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	139,876	153,714	205,723	164,767
Amortization of debt discount (sale of future revenues)				295
Amortization of convertible note costs	667,144			1,196,843
Loss on sale of property and equipment	146,760	3,426	3,426	(13,312)
Decrease in allowance for doubtful accounts		(18,804)	(18,804)	18,804
Stock-based settlement	209,000	251,680	251,680
Stock-based compensation	545,527	189,831	560,365	2,114,529
Decrease in right-of-use assets and lease liabilities	(67,777)
Increase in derivative liability	5,886,823
Changes in operating assets and liabilities:
Increase in accounts receivable	(283,637)	(156,445)	161,904	458,322
Decrease in inventory	460,100	371,653	704,746	(2,478,256)
Increase in prepaid/in-transit inventory	(1,198,042)	38,964	(22,338)	939,614
Increase in prepaid expenses and other current assets	(89,027)	(45,759)	(17,626)	(100,088)
Decrease in deposits	31,425	5,005	5,005
Increase in accounts payable	47,646	206,986	56,735	(3,792)
Increase in customer deposits	23,826	46,190	17,365	(436,590)
Increase / (decrease) in accrued expenses and other current liabilities	48,851	(6,371)	(13,649)	165,546
Increase in right-of-use assets and lease liabilities	10,002	22,494	30,510	41,286
Net cash used in operating activities	(6,649,331)	(4,207,717)	(5,531,232)	(5,468,572)
Cash flows from investing activities
Purchases of property and equipment	(10,550)	(20,170)	(20,170)	(567,370)
Net proceeds from sale of property and equipment	132,611	36,748	36,748	51,678
Net cash provided by investing activities	122,061	16,578	16,578	(515,692)
Cash flows from financing activities
Proceeds from / (payments on) line of credit and short-term revolving loans				(550,000)
Convertible note			2,420,025
Principal payments on convertible note	(2,750,000)
Principal payments on long-term debt	(109,352)	(148,986)	(161,194)	(1,798,420)
Principal payments on stockholder promissory notes	(762,500)		(62,500)
Payments on liability for sale of future revenues				(11,797)
Net proceeds from exercise of warrants	31,420	49,777	49,800
Settlement of fractional shares of cashless warrant exercise			(23)
Net proceeds from issuance of common stock	9,510,181			14,772,487
Net cash provided by / (used in) financing activities	5,919,749	(99,209)	2,246,108	12,412,270
Net change in cash and cash equivalents	(607,521)	(4,290,348)	(3,268,546)	6,428,006
Cash and cash equivalents, beginning	3,932,698	7,201,244	7,201,244	773,238
Cash and cash equivalents, ending	3,325,177	2,910,896	3,932,698	7,201,244
Supplemental disclosure of cash flow information:
Cash paid for interest	61,570	92,136	121,894	435,152
Cash paid for franchise taxes		1,342	1,853	300
Non-cash financing activities:
Acquisition/modification of operating lease right-of-use asset and lease liability		(13,993)	(13,993)	2,348,509
Issuance of common stock for payment on accrued interest	90,839
Issuance of common stock for payment on accrued compensation	36,029
Cashless warrant exercises		$ 41
Purchases of property and equipment in exchange for long-term debt				181,430
Purchases of property and equipment in exchange for short-term payable				170,863
Settlement of RSUs with common stock			12
Issuance of common stock in exchange for short-term loan costs			$ (337,169)